Inventories	12 Months Ended
Dec. 31, 2021
INVENTORIES
Inventories	Inventories

	As at December 31	As at December 31
(in millions of U.S. dollars)	2021	2020
INVENTORIES
Stockpile ore	23.7	21.6
Work-in-process	10.0	9.3
Finished goods(1)	14.3	7.0
Supplies	53.0	55.4
Total current inventories	101.0	93.3
1.The amount of inventories recognized in operating expenses for the year ended December 31, 2021 were $362.7 million (2020 - $323.2 million).